Financial risks management	12 Months Ended
Dec. 31, 2024
Financial instruments and risk management
Financial risks management
29	Financial risks management

Overview The Group has exposure to the following risks, related to financial instruments:

◾	Credit risk

◾	Liquidity risk

◾	Market risk

This Note presents information regarding the Group’s exposure to each of the above risks, the Group’s objectives, policies and processes for measuring and managing such risks, as well as the Group’s management of its capital. Further quantitative disclosures are included throughout the Financial Statements.

The CFO has overall responsibility for the establishment and oversight of the Group’s risk management framework. The Company’s Board of Directors has appointed the Audit Committee to oversight, among other issues, certain financial reporting aspects of the Group’s activities and monitoring the Group’s hedging policies. The Company’s Chief Executive Officer also appointed an Investment Committee to monitor the Company’s investing activities and compliance with its investment policy. The Investment Committee, chaired by the Company’s Chief Executive Officer, provides periodical updates to the Company’s Audit Committee and Board of Directors on its activities.

(a)	Financial risks

(1)
Credit risk

Trade and other receivables

The Group’s exposure to credit risk is influenced by the individual characteristics of each significant customer. The demographics of the Group’s customer base, including the default risk of the industry and country in which customers operate, has also an influence on credit risk.

The income of the Group is derived from voyages and services in different countries worldwide. The exposure to a concentration of credit risk with respect to trade receivables is limited due to the relatively large number of customers, wide geographic spread and the ability in some cases to auction the contents of the container, the value of which is most likely to be greater than the customer’s debt for the services provided with respect to such container.

The Group has established a credit policy under which each new credit customer is analyzed individually for creditworthiness before the Group’s standard payment and delivery terms and conditions are offered. The Group’s review includes financial analysis from external sources, to the extent available. Credit limits are established for each customer, representing its maximum outstanding balance, available upon approval by the relevant level of authorization. These limits are reviewed periodically, at least once a year. Customers that fail to meet the Group’s benchmark creditworthiness may transact with the Group only on a cash basis.

Most of the Group’s customers have been transacting with the Group for a few years and losses have occurred infrequently. Trade and other receivables relate mainly to the Group’s wholesale customers. Customers that are graded as “high risk” are placed on a restricted customer list and future sales are made on a cash basis, unless otherwise approved by the credit committee.

In some cases, based on their robustness, customers are requested to provide guarantees.

Provisions for doubtful debts are made to reflect the expected credit losses related to debts whose collection is doubtful per management's estimation (see also Note 24(b)).

The carrying amount of financial assets represents the maximum credit exposure.

As at December 31, 2024 credit to customers in the amount of approximately US$ 228 million is guaranteed by credit insurance.

Investments

In 2021, the Company adopted a new investment policy in respect of its cash reserves, mainly comprised of investments in time deposits, fixed income instruments and liquidity funds, all of which denominated in US dollar, aiming to achieve diversification, while maintaining conservative credit risk and capital preservation. According to such policy, the Company invests in Investment-Grade rated debt instruments, based on leading credit rating agencies. As of December 31, 2024, the weighted average duration of the Company’s investments in debt instruments was 1.5 years.

The Company’s investment committee meets, at least on a quarterly basis, to review the performance of the portfolio managers, discuss market trends and investment outlook, while ensuring compliance with the Company’s investment policy.

Cash and cash equivalents and bank deposits – Deposits and cash balances at banks are primarily held at banks with a credit rating of at least BBB.

Other investment instruments - Carrying amount by credit rating:

	December 31, 2024	December 31, 2023
	US $ in millions
AA- to AAA	765.4	1,058.7
A- to A+	566.7	381.8
BBB- to BBB+	375.7	312.0
Total Outstanding	1,707.8	1,752.5

(2)
Liquidity risk

The Group monitors its level of cash and highly marketable investments to ensure sufficient liquidity to meet its obligations and expected needs, considering the Group’s short-term and long-term plans and forecasts.

 The following are the contractual maturities of financial liabilities, including estimated interest payments:

		December 31, 2024
		Carrying	Contractual				More than
		amount	cash flows	0-1 years	1-2 years	2-5 years	5 years
	Note	US $ in millions
Non-derivative financial liabilities
Long-term loans and other liabilities	13(a)	61.4	71.8	18.5	12.5	20.9	19.9
Lease liabilities	8(b)	5,922.3	7,909.9	1,751.8	1,325.9	2,274.7	2,557.5
Short-term borrowings	13(a)	32.0	32.0	32.0
Trade and other payables	15	694.7	694.7	694.7
		6,710.4	8,708.4	2,497.0	1,338.4	2,295.6	2,577.4

		December 31, 2023
		Carrying	Contractual				More than
		amount	cash flows	0-1 years	1-2 years	2-5 years	5 years
	Note	US $ in millions
Non-derivative financial liabilities
Long-term loans and other liabilities	13(a)	77.0	91.9	20.5	18.4	26.2	26.8
Lease liabilities	8(b)	4,888.8	6,101.0	1,976.3	1,261.4	1,642.2	1,221.1
Short-term borrowings	13(a)	32.0	32.0	32.0
Trade and other payables	15	530.5	530.5	530.5
		5,528.3	6,755.4	2,559.3	1,279.8	1,668.4	1,247.9

(3)	Market risk

(i)
Currency risk

The Group is exposed to currency risk on purchases, receivables and payables where they are denominated in a currency other than the United States dollar.

The Group’s exposure to foreign currency risk was as follows based on notional amounts:

	December 31, 2024
	US$	NIS	Others
	US $ in millions	US $ in millions	US $ in millions
Non-current assets
Other receivables	58.0		3.0
Other non-current investments	1,078.4	1.2	1.3

Current assets
Other current investments	782.4		18.0
Trade and other receivables	786.3	8.6	74.2
Cash and cash equivalents	1,241.3	10.1	63.3

Non-current liabilities
Loans and other liabilities	(45.6)
Lease liabilities	(4,542.1)	(36.2)	(22.3)

Current liabilities
Short term borrowings and current maturities	(47.7)		(0.1)
Lease liabilities	(1,307.9)	(6.9)	(6.9)
Trade and other payables	(575.1)	(59.8)	(64.6)

	(2,572.0)	(83.0)	65.9

	December 31, 2023
	US$	NIS	Others
	US $ in millions	US $ in millions	US $ in millions
Non-current assets
Other receivables	96.3		1.6
Other non-current investments	905.2	2.2	1.3

Current assets
Other current investments	862.0		12.1
Trade and other receivables	343.8	0.1	188.8
Cash and cash equivalents	858.0	8.0	55.5

Non-current liabilities
Loans and other liabilities	(71.9)		(1.7)
Lease liabilities	(3,179.3)	(41.9)	(22.9)

Current liabilities
Short term borrowings and current maturities	(47.5)		(0.7)
Lease liabilities	(1,630.5)	(6.3)	(7.9)
Trade and other payables	(429.7)	(36.4)	(64.4)

	(2,293.6)	(74.3)	161.7

Sensitivity analysis

A 10% appreciation of the United States dollar against NIS at December 31 would have increased / (decreased) profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant. The analysis has been performed on the same basis for 2024 and 2023.

Profit or loss
US $ in millions
December 31,2024	8.3
December 31,2023	7.4

A 10% devaluation of the United States dollar against the NIS on December 31 would have had the equal but opposite effect on the above currencies to the amounts shown above, on the basis that all other variables remain constant.

(ii)	Interest rate risk At the reporting date, the interest rate profile of the Group’s interest-bearing financial instruments was:
	Carrying amount
	2024	2023
	US $ in millions	US $ in millions
Fixed rate instruments
Financial assets	3,189.3	2,699.9
Financial liabilities (including lease liabilities)	(5,940.5)	(4,907.1)
	(2,751.2)	(2,207.2)

Variable rate instruments
Financial assets	3.7
Financial liabilities	(75.2)	(90.7)
	(71.5)	(90.7)

Fair value sensitivity analysis for fixed rate instruments

Fixed rate instruments accounted by the group at fair value through profit or loss are at immaterial amounts.

 Cash flow sensitivity analysis for variable rate instruments

A 10% change in variable interest rates at the reporting date would not have significant influence over the Company's equity and profit or loss (assuming that all other variables, in particular foreign currency rates, remain constant).

(b)	Fair value

(1)	Financial instruments not measured at fair value

The carrying amounts of certain financial assets and liabilities, including cash and cash equivalents, trade and other receivables, bank deposits and other financial assets at amortized cost, trade and other payables and loans and other liabilities, reflect reasonable approximation of their fair value.

(2)
Financial instruments measured at fair value

When measuring the fair value of an asset or a liability, the Company uses market observable data to the extent applicable. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

◾	Level 1: quoted prices (unadjusted) in active markets for identical instruments.

◾	Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

◾	Level 3: inputs that are not based on observable market data (unobservable inputs).

(3)	Financial instruments measured at fair value
	Balance at December 31,
	2024			2023
	US $ in millions
	Level 1	Level 3	Total	Level 1	Level 3	Total
Fair value through profit and loss
Cash and cash equivalents:
Money markets instruments	616.8		616.8	435.9		435.9

Other investments:
Equity instruments		13.2	13.2		10.7	10.7

Loans and other liabilities:
Derivative instruments		(16.9)	(16.9)		(11.5)	(11.5)

Fair value through other comprehensive income
Other investments:
Sovereign bonds	546.0		546.0	857.7		857.7
Corporate bonds	1,161.8		1,161.8	894.8		894.8
Equity instruments	1.7		1.7	1.9		1.9